Segment Information - Long Lived Assets by Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 3,014.2	[1]	$ 3,135.7	[1]
United States
Segment Reporting Information [Line Items]
Long-Lived Assets	2,768.5	[1]	2,782.7	[1]
Canada
Segment Reporting Information [Line Items]
Long-Lived Assets	138.1	[1]	193.7	[1]
Latin America
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 107.6	[1]	$ 159.3	[1]

[1]	Reflects total assets less current assets, investments and noncurrent deferred tax assets.